Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Changes in Gross Carrying Amount of Goodwill

The following table displays the changes in the gross carrying amount of goodwill (in thousands):

Amount
Balance at December 31, 2015 and 2014	$7,839
Crisis Commander acquisition	1,837
Balance at December 31, 2016	$9,676